BANK LOANS (Details - Related party guaranteed loans) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying amount	$ 322	$ 530
Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	219	207
Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		220
Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	100	100
Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	3	3
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Carrying amount	111	163
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	54	52
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		54
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	57	57
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	0	0
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Carrying amount	66	96
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	31	30
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		31
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	32	32
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	3	3
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Carrying amount	145	271
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount	134	125
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		135
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount	11	11
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount	$ 0	$ 0